Annual Total Returns - Fidelity Managed Retirement 2020 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-11 - Fidelity Managed Retirement 2020 Fund - Fidelity Advisor Managed Retirement 2020 Fund-Class A
Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	12.92%
Annual Return 2011	(1.95%)
Annual Return 2012	12.63%
Annual Return 2013	17.35%
Annual Return 2014	5.53%
Annual Return 2015	(0.24%)
Annual Return 2016	6.80%
Annual Return 2017	13.01%
Annual Return 2018	(4.69%)
Annual Return 2019	15.89%